Note 11 - Income Per Common Share - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Statement Line Items [Line Items]
Net income (loss)	$ 9,417	$ 5,566
Less: dividends on preferred shares	(247)	(247)
Profit (loss), attributable to ordinary equity holders of parent entity	$ 9,170	$ 5,319
Weighted average number of common shares outstanding (in shares)	27,025,317	27,441,082
Income per common share: (in CAD per share)	$ 0.34	$ 0.19